Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Positions

The following summarizes the Company’s interest rate swap positions as at June 30, 2014:

	Interest Rate Index	Notional Amount	Fair Value / Carrying Amount of Asset (Liability)
				Remaining Term	Fixed Interest Rate
		$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	USD LIBOR 6 month	200,000	(8,315)	2.3	2.61
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	100,000	(14,585)	3.3	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of June 30, 2014, ranged from 0.3% to 1.0%.